Right of use assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Changes in right-of-use assets [abstract]
Schedule of Changes in Right of Use Assets	Changes in the Group’s right of use assets, net in 2025 and 2024 were as follows:

	Agricultural partnerships (*)	Others	Total
At January 1, 2024
Opening net book amount	384,848	21,865	406,713
Exchange differences	(71,415)	(1,571)	(72,986)
Additions and re-measurements	107,050	10,936	117,986
Depreciation	(67,803)	(10,064)	(77,867)
Closing net book amount	352,680	21,166	373,846

At December 31, 2025
Opening net book amount	352,680	21,166	373,846
Exchange differences	36,256	4,296	40,552
Acquisition of subsidiary (Note 21) (**)	—	9,221	9,221
Additions and re-measurements	27,715	10,556	38,271
Depreciation	(61,464)	(11,433)	(72,897)
Closing net book amount	355,187	33,806	388,993
    (*) Agricultural partnership has an average term of 6 years.

(**) It corresponds to the rights of use recognized for the acquisition of Profertil. The related right-of-use assets and corresponding lease liabilities (as applicable) were recognized at the acquisition date at fair value in accordance with the Group’s business combination and lease accounting policies. It mainly includes (1) a concession and permit of use of the port land and facilities of the Port of Bahia Blanca; (2) a right of use of land located in the Cangrejales zone of the Bahía Blanca Port, Province of Buenos Aires, Argentina , and (3) certain properties located in of San Nicolas port. The contract was renewed and is scheduled to expire on July 15, 2026.